Note 21 - Restricted Net Assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 21 - Restricted Net Assets (Details) [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	1,907,730	1,901,940
Group VIEs [Member]
Note 21 - Restricted Net Assets (Details) [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	135,678	159,464